NONVESTED SHARES (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted average grant date fair value
Share-based compensation expenses	$ 4,318	$ 2,695	$ 2,093
2008 Plan | Nonvested shares
Number of Shares
Outstanding at the beginning of the period (in shares)	1,054,778
Granted (in shares)	711,571		1,820,010
Forfeited (in shares)	(3,750,000)
Vested (in shares)	(767,397)
Outstanding at the end of the period (in shares)	995,202	1,054,778
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 4.46
Granted (in dollars per share)	$ 4.75
Forfeited (in dollars per share)	$ 4.75
Vested (in dollars per share)	$ 4.50
Outstanding at the end of the period (in dollars per share)	$ 4.52	$ 4.46
Fair value of shares vested	3,453	19,318	21,342
Share-based compensation expenses	4,038	2,479	1,902
Unrecognized compensation cost	$ 3,027
Weighted-average period of recognition of unrecognized compensation cost	1 year 8 months 12 days